Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal income tax benefit attributable to:
Current operations					$ 159,320	$ 219,897
Less: valuation allowance					(159,230)	(219,897)
Net provision for Federal income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0